18. Quarterly Data	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Data
	2020				2019
(Dollars in thousands, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Total interest income	$12,250	11,638	11,868	12,202	$12,183	12,375	12,430	12,613
Total interest expense	1,041	912	942	941	757	781	994	1,225
Net interest income	11,209	10,726	10,926	11,261	11,426	11,594	11,436	11,388

Provision for loan losses	1,521	1,417	522	799	178	77	422	186
Other income	4,595	5,239	7,132	5,948	4,120	4,385	4,708	4,526
Other expense	11,449	11,452	11,914	14,116	10,916	11,244	11,267	12,090
Income before income taxes	2,834	3,096	5,622	2,294	4,452	4,658	4,455	3,638

Income tax expense	467	535	1,113	374	785	845	834	672
Net earnings	2,367	2,561	4,509	1,920	3,667	3,813	3,621	2,966

Basic net earnings per share	$0.40	0.44	0.78	0.33	$0.61	0.64	0.62	0.50
Diluted net earnings per share	$0.40	0.44	0.78	0.33	$0.61	0.64	0.61	0.50